Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of future minimum payments under these non-cancelable agreements with initial terms of one year or more	Future minimum payments under these
non-cancelable
agreements with initial terms of one year or more consist of the following:

As of December 31, 2023
(RMB in millions)
2024	829
2025	398
2026	363
2027	360
2028	360
2029 and thereafter	2,129

4,439